Material accounting policies - historical financial information has been translated to United States dollars (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	$ 733,188	$ 1,334,280		$ 1,334,280		$ 1,753,437
Restricted cash	29,611	29,556		29,556		32,010
Other receivables	41,747	149,369		149,369		39,510
Prepaids	322,126	77,050		77,050		5,385
Total current assets	1,126,672	1,590,255		1,590,255		1,830,342
TOTAL ASSETS	1,132,159	1,590,255		1,590,255		1,830,342
Current liabilities
Accounts payable and accrued liabilities	755,202	1,790,700		1,790,700		131,642
TOTAL LIABILITIES	12,104,699	1,790,700		1,790,700		131,642
EQUITY
Net equity		(200,445)				1,698,700
NET DEFICIT	(10,972,540)	(200,445)		(200,445)		1,698,700
TOTAL LIABILITIES AND NET DEFICIT	1,132,159	1,590,255		$ 1,590,255		$ 1,830,342
Expenses
Sales and marketing	80,603		$ 7,029
Research and development	954,593		1,608,895
General and administrative	557,904		366,435
Professional and consulting fees	1,158,484		1,252,510
Loss before other items	(2,751,584)		(3,234,869)
Other items
Interest income	2,134		1,554
Foreign exchange gain	(2,695)		26,912
NET LOSS	(51,159,048)		(3,206,403)
Non-cash adjustment:
Share based compensation	317,882		221,287
Foreign exchange	3,658		(84,499)
Changes in working capital:
Other receivables	107,622		(109,858)
Prepaids	(245,075)		(71,665)
Accounts payable and accrued liabilities	(1,035,498)		1,659,058
Cash used in operating activities	(2,945,367)		(1,592,080)
Proceeds received from Psyence Group Inc			1,172,923
Cash provided from financing activities	2,350,000		1,172,923
Change in cash and cash equivalents	(601,092)		(419,157)
Cash and cash equivalents, beginning of year	1,334,280		1,753,437
Cash and cash equivalents, end of year	$ 733,188	1,334,280	$ 1,334,280
Reported
Current assets
Cash and cash equivalents		1,805,765			$ 2,191,095
Restricted cash		40,000			40,000
Other receivables		202,150			49,372
Prepaids		104,276			6,729
Total current assets		2,152,192			2,287,196
TOTAL ASSETS		2,152,192			2,287,196
Current liabilities
Accounts payable and accrued liabilities		2,423,467			164,500
TOTAL LIABILITIES		2,423,467			164,500
EQUITY
Net equity		(271,275)			2,122,696
NET DEFICIT		(271,275)			2,122,696
TOTAL LIABILITIES AND NET DEFICIT		2,152,192			2,287,196
Expenses
Sales and marketing		9,292
Research and development		2,126,762
General and administrative		484,382
Professional and consulting fees		1,655,663
Loss before other items		(4,276,099)
Other items
Interest income		2,054
Foreign exchange gain		35,574
NET LOSS		(4,238,471)
Non-cash adjustment:
Share based compensation		292,756
Changes in working capital:
Other receivables		(152,778)
Prepaids		(97,547)
Accounts payable and accrued liabilities		2,258,967
Cash used in operating activities		(1,937,073)
Proceeds received from Psyence Group Inc		1,551,744
Cash provided from financing activities		1,551,744
Change in cash and cash equivalents		(385,329)
Cash and cash equivalents, beginning of year		2,191,095
Cash and cash equivalents, end of year		1,805,765
Foreign Currency Translation
Current assets
Cash and cash equivalents		(471,485)			(437,658)
Restricted cash		(10,444)			(7,990)
Other receivables		(52,782)			(9,862)
Prepaids		(27,226)			(1,344)
Total current assets		(561,937)			(456,854)
TOTAL ASSETS		(561,937)			(456,854)
Current liabilities
Accounts payable and accrued liabilities		(632,767)			(32,858)
TOTAL LIABILITIES		(632,767)			(32,858)
EQUITY
Net equity		70,830			(423,996)
NET DEFICIT		70,830			(423,996)
TOTAL LIABILITIES AND NET DEFICIT		(561,937)			$ (456,854)
Expenses
Sales and marketing		(2,263)
Research and development		(517,867)
General and administrative		(117,947)
Professional and consulting fees		(403,153)
Loss before other items		(1,041,230)
Other items
Interest income		(500)
Foreign exchange gain		(8,662)
NET LOSS		(1,050,392)
Non-cash adjustment:
Share based compensation		(71,469)
Foreign exchange		(84,499)
Changes in working capital:
Other receivables		42,920
Prepaids		25,882
Accounts payable and accrued liabilities		(599,909)
Cash used in operating activities		344,993
Proceeds received from Psyence Group Inc		(378,821)
Cash provided from financing activities		(378,821)
Change in cash and cash equivalents		(33,828)
Cash and cash equivalents, beginning of year		(437,658)
Cash and cash equivalents, end of year		$ (471,485)